SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries Explanatory [Abstract]
Disclosure Of Detailed Information About Subsidiaries In Consolidated Financial Statements [Text Block]
Details of the Group’s subsidiaries at the end of the reporting period are as follows:

			Proportion of ownership interest and voting power held by the Group
		Country of	2019	2018
Name of subsidiary	Principal activity	Incorporation	%	%
Grindrod Shipping Pte. Ltd.	Ship operating and management	Singapore	100%	100%
Grindrod Shipping (South Africa) Pty Ltd	Ship operating and management	South Africa	100%	100%

Held by Grindrod Shipping Pte. Ltd
IVS Bulk Owning Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk Carriers Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 430 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 462 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 475 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 511 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 512 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 603 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 609 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 611 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 612 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 707 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 3708 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 3720 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IM Shipping Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	100%
Grindrod Shipping Services UK Limited	To provide shipping and shipping related services	United Kingdom	100%	100%
Unicorn Atlantic Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%

Unicorn Baltic Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Ionia Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Tanker Operations (434) Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Ross Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Nyathi Limited	Dormant	Isle of Man	100%	100%
Unicorn Caspian Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Marmara Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Scotia Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Malacca Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Bulk Carriers Ltd	Dormant	British Virgin Islands	100%	100%
Unicorn Tankers International Ltd	Dormant	British Virgin Islands	100%	100%
Grindrod Maritime LLC	Ship Owning and Operating	Marshall Islands	100%	100%
Unicorn Sun Pte. Ltd. (ii)	Ship Owning and Operating	Singapore	100%	100%
Unicorn Moon Pte. Ltd. (ii)	Ship Owning and Operating	Singapore	100%	100%

			Proportion of ownership interest and voting power held by the Group
		Country of	2019	2018
Name of subsidiary	Principal activity	Incorporation	%	%
Held by Grindrod Shipping (South Africa) Pty Ltd
Comshipco Schiffahrts Agentur GmbH	Ship agents and operators	Germany	100%	100%
K2019570755 (South Africa) (Pty) Ltd ( iii)	Dormant	South Africa	100%	-

(i)	On 6 April 2018, the Group purchased all of the remaining 49% issued shares in the joint venture, IM Shipping Pte. Ltd. (“IM Shipping”). Subsequent to the purchase of these shares, IM Shipping became a wholly-owned subsidiary of the Group (Note 41.2)
.

(ii)	These companies are incorporated in 2018.

(iii)	This company was incorporated in 2019.